Business combinations, acquisitions, non-controlling interest and spin-off, Acquisitions 2025 (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Acquisition [Abstract]
Disbursement payment for acquisition transactions	$ 0	$ 0	$ 72,513	$ 459,750
Business acquisitions 2025 [Member]
Acquisition [Abstract]
Net of cash paid	276,841
Net of cash paid under common control	87,667
Disbursement payment for acquisition transactions	$ 440,849
Telekom Austria AG [Member]
Acquisition [Abstract]
Percentage of voting rights in subsidiary acquired during the period	0.30%		2.22%
Ownership interest in subsidiary	60.90%	60.90%	60.60%